Financing Lease (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
For the year ending December 31,
2020 (remainder of year)	$ 257,942	$ 490,077
2021	464,269	464,269
2022	77,335	77,335
Total minimum lease payments	799,546	1,031,681
Less amount representing interest	131,299	200,990
Present value of minimum lease payments	668,247	830,691
Less current portion of minimum lease	(388,023)	(358,584)	$ (299,157)
Less debt issuance costs, net	(19,025)	(25,055)
Less payments to Utica for release of lien	(249,784)	(249,784)
Less lease deposits	(38,807)	(38,807)
End of lease buyout payments	117,413	117,413
Long-term present value of minimum lease payment	$ 90,021	$ 275,874